SHARE CAPITAL (Details 1)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Statement [Line Items]
Warrants, outstanding | shares	185,387,926
Weighted average exercise price | $ / shares	$ 0.237
Weighted average remaining life, outstanding	1 year 11 months 15 days
Warrant 1
Statement [Line Items]
Exercise price	0.200
Warrants, outstanding | shares	80,689,762
Weighted average exercise price | $ / shares	$ 0.200
Weighted average remaining life, outstanding	1 year 4 months 17 days
Warrant 2
Statement [Line Items]
Exercise price	0.270
Warrants, outstanding | shares	104,698,164
Weighted average exercise price | $ / shares	$ 0.270
Weighted average remaining life, outstanding	2 years 4 months 24 days